Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue
Schedule of rollforward of deferred revenue

	For the Year Ended December 31,
	2023	2024
Deferred revenue—at beginning of the year	1,150,832	2,337,761
Additions	124,123,223	142,727,719
Recognition	(122,936,294)	(142,948,460)
Deferred revenue—at end of the year	2,337,761	2,117,020
Including: Deferred revenue, current	1,525,543	1,396,489
Deferred revenue, non‑current	812,218	720,531